Xtrackers RREEF Global Natural Resources ETF Investment Risks - Xtrackers RREEF Global Natural Resources ETF	Aug. 31, 2025
Risk Stock Market [Member]
Prospectus [Line Items]
Risk [Text Block]	Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock’s issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. The market as a whole may not favor the types of investments the fund makes, which could adversely affect a stock’s price, regardless of how well the company performs, or the fund’s ability to sell a stock at an attractive price. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility which could negatively affect performance. High market volatility may also result from significant shifts in momentum of one or more specific stocks due to unusual increases or decreases in trading activity. Momentum can change quickly, and securities subject to shifts in momentum may be more volatile than the market as a whole and returns on such securities may drop precipitously. To the extent that the fund invests in a particular geographic region, capitalization or sector, the fund’s performance may be affected by the general performance of that region, capitalization or sector.
Risk Market Disruption [Member]
Prospectus [Line Items]
Risk [Text Block]	Market disruption risk. Economies and financial markets throughout the world have become increasingly interconnected, which has increased the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. This includes reliance on global supply chains that are susceptible to disruptions resulting from, among other things, war and other armed conflicts, tariffs, extreme weather events, and natural disasters. Such supply chain disruptions can lead to, and have led to, economic and market disruptions that have far-reaching effects on financial markets worldwide. The value of the fund’s investments may be negatively affected by adverse changes in overall economic or market conditions, such as the level of economic activity and productivity, unemployment and labor force participation rates, inflation or deflation (and expectations for inflation or deflation), interest rates, demand and supply for particular products or resources including labor, debt levels and credit ratings, and trade policies, among other factors. Such adverse conditions may contribute to an overall economic contraction across entire economies or markets, which may negatively impact the profitability of issuers operating in those economies or markets. In addition, geopolitical and other globally interconnected occurrences, including war and other armed conflicts, terrorism, economic uncertainty or financial crises, contagion, tariffs and trade disputes, government debt crises (including defaults or downgrades) or uncertainty about government debt payments, government shutdowns, public health crises, natural disasters, supply chain disruptions, climate change and related events or conditions, have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Adverse market conditions or disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by adverse market conditions or a particular market disruption, the duration and effects may not be the same for all types of assets.Current military and other armed conflicts in various geographic regions, including those in Europe and the Middle East, among others, can lead to, and have led to, economic and market disruptions, which may not be limited to the geographic region in which the conflict is occurring. Such conflicts can also result, and have resulted in some cases, in sanctions being levied by the United States, the European Union and/or other countries against countries or other actors involved in the conflict. In addition, such conflicts and related sanctions can adversely affect regional and global energy, commodities, financial and other markets and thus could affect the value of the fund's investments. The extent and duration of any military or other armed conflict, related sanctions and resulting economic and market disruptions are impossible to predict, but could be substantial.Other market disruption events include pandemic spread of viruses, such as the novel coronavirus known as COVID-19, which have caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions, and may adversely affect the fund and its investments.In addition, markets are becoming increasingly susceptible to disruption events resulting from the use of new and emerging technologies to engage in cyber-attacks or to take over the websites and/or social media accounts of companies, governmental entities or public officials, or to otherwise pose as or impersonate such, which then may be used to disseminate false or misleading information that can cause volatility in financial markets or for the securities of a particular company, group of companies, industry or other class of assets.Adverse market conditions or particular market disruptions, such as those discussed above, may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.
Risk Concentration [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration risk. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting the particular segment of the market in which the fund concentrates may have a significant impact on the fund’s performance.
Risk Natural Resources Sector [Member]
Prospectus [Line Items]
Risk [Text Block]	Natural resources sector risk. Because the fund concentrates its investments in the natural resources sector, the fund is subject to the risks associated with natural resource investments in addition to the general risk of the stock market. This means the fund is more vulnerable to the price movements of natural resources and factors that particularly affect one or more of the various industries and sub-industries within the natural resources sector than a more broadly diversified fund. The securities of companies in the natural resources sector may experience more price volatility than securities of companies in other sectors. Some of the commodities used as raw materials or produced by these companies are subject to broad price fluctuations as a result of industry wide supply and demand factors. Because the fund invests primarily in companies in the natural resources sector, there is the risk that the fund will perform poorly during a downturn in natural resource prices. In addition, the natural resources sector can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects and tax and other government regulations. Moreover, companies in the natural resources sector may be subject to special risks associated with natural or man-made disasters, climate changes, expropriation and war. In recent years, many countries have oriented policy towards “resource nationalism,” which may restrict the availability of certain natural resources for foreign trade and investment and thus hamper the fund’s ability to achieve its investment objective.
Risk Commodities Related Investments [Member]
Prospectus [Line Items]
Risk [Text Block]	Commodities market risk. Securities of companies engaged in commodities related industries, such as natural resources or energy companies, are especially affected by variations in the commodities markets (that may be due to market events, regulatory developments or other factors that the fund cannot control). These companies may lack the resources and the broad business lines to weather hard times.
Risk Precious Metal And Related Securities [Member]
Prospectus [Line Items]
Risk [Text Block]	Precious metal and related securities risk. Prices of precious metals and of precious metal related securities historically have been very volatile. The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.
Risk Gold Related Investments [Member]
Prospectus [Line Items]
Risk [Text Block]	Gold-related investments risk. Prices of gold or gold-related investments may move up and down rapidly, and have historically offered lower long-term performance than the stock market as a whole. Historically, gold markets have experienced extended periods of flat or declining prices, as well as sharp fluctuations. Gold can be influenced by a variety of economic, financial and political factors, especially inflation: when inflation is low or expected to fall, prices tend to be weak.
Risk Industrial Metals Industry [Member]
Prospectus [Line Items]
Risk [Text Block]	Industrial metals related risk. Industrial metals industries may be adversely affected by changes in international economic and political conditions, increased competition and changes in industrial and commercial demand for industrial metals. As a result, industrial metals have been subject to substantial price fluctuations over short periods of time.
Risk Agricultural sector [Member]
Prospectus [Line Items]
Risk [Text Block]	Agriculture companies risk. Economic forces, including forces affecting agricultural markets, as well as government policies and regulations affecting agriculture companies, could adversely impact the fund’s investments. Agricultural and livestock production and trade flows are significantly affected by government policies and regulations. Governmental policies affecting agriculture companies, such as taxes, tariffs, duties, subsidies and import and export restrictions on agricultural commodities, commodity products and livestock, can influence agriculture company profitability, the planting/raising of certain crops/livestock versus other uses of resources, the location and size of crop and livestock production, whether unprocessed or processed commodity products are traded and the volume and types of imports and exports. In addition, companies in the agriculture sector must comply with a broad range of environmental laws and regulations. Additional or more stringent environmental laws and regulations may be enacted in the future and such changes could have a material adverse effect on the business of such companies. In addition, agriculture companies may be significantly affected by climate changes, adverse weather, pollution and/or disease which could limit or halt production.
Risk Energy Sector [Member]
Prospectus [Line Items]
Risk [Text Block]	Energy sector risk. Issuers in energy-related industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels. Markets for various energy-related commodities can have significant volatility and are subject to control or manipulation by large producers or purchasers. Companies in the energy sector may need to make substantial expenditures, and to incur significant amounts of debt, in order to maintain or expand their reserves. Oil and gas exploration and production can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.
Risk Materials Sector [Member]
Prospectus [Line Items]
Risk [Text Block]	Materials sector risk. To the extent the fund invests a significant portion of its assets in securities issued by companies in the materials sector, the fund will be sensitive to changes in, and the fund's performance may depend to a greater extent on, the overall condition of the materials sector. Companies engaged in the mining production or distribution of goods in the materials sector may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, tariffs and trade policies, imposition of import controls, litigation and government regulations, increased competition, over-production, depletion of resources and labor relations.
Risk Timber and Forestry Industry [Member]
Prospectus [Line Items]
Risk [Text Block]	Timber and forestry industry risk. The timber and forestry industry is affected by changes in international economic conditions, interest rates, weather cycles, changing demographics, environmental conditions and government regulations, among other factors.
Risk Active ETF management [Member]
Prospectus [Line Items]
Risk [Text Block]	Active ETF management risk. As an actively-managed ETF, the fund is subject to the risk that the investment strategies, techniques and analyses utilized by the Advisor in managing the fund, including the target allocation provided by the fund’s subadvisor, may be flawed and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. Additionally, as an actively-managed ETF that does not seek to replicate the performance of a specific index, the fund may have a higher degree of portfolio turnover than passively-managed ETFs that do seek to replicate the performance of a specific index.
Risk Security Selection [Member]
Prospectus [Line Items]
Risk [Text Block]	Security selection risk. The securities in the fund’s portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, ESG factors, the relative attractiveness of different securities or other matters.
Risk Foreign Investment [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments, as well as US and foreign government actions such as the imposition of tariffs, economic and trade sanctions or embargoes, could undermine the value of the fund’s foreign investments, prevent the fund from realizing the full value of its foreign investments or prevent the fund from selling foreign securities it holds.Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities. In addition, because non-US markets may be open on days when the fund does not price its shares, the value of the foreign securities in the fund’s portfolio may change on days when shareholders will not be able to purchase or sell the fund’s shares.
Risk Emerging Markets [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging markets risk. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.
Risk Currency [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency risk. Changes in currency exchange rates and the relative value of non-US currencies may affect the value of the fund’s investments and the value of your fund shares. Because the fund’s NAV is determined on the basis of the US dollar and the fund does not attempt to hedge against changes in the value of non-US currencies, investors may lose money if the foreign currency depreciates against the US dollar, even if the foreign currency value of the fund’s holdings in that market increases. Conversely, the dollar value of your investment in the fund may go up if the value of the foreign currency appreciates against the US dollar. The value of the US dollar measured against other currencies is influenced by a variety of factors. These factors include: interest rates, national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling of currency by a country’s government may also influence exchange rates. Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of an investment in the fund may also go up or down quickly and unpredictably and investors may lose money.
Risk Large Sized Companies [Member]
Prospectus [Line Items]
Risk [Text Block]	Large-sized companies risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies. During different market cycles, the performance of large-capitalization companies has trailed the overall performance of the broader securities markets.
Risk Medium Sized Company [Member]
Prospectus [Line Items]
Risk [Text Block]	Medium-sized company risk. Medium-sized company stocks tend to be more volatile than large company stocks. Because stock analysts are less likely to follow medium-sized companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on medium-sized companies, since they lack the financial resources of larger companies. Medium-sized company stocks are typically less liquid than large company stocks.
Risk Small Company [Member]
Prospectus [Line Items]
Risk [Text Block]	Small-sized company risk. Small company stocks tend to be more volatile than medium-sized or large company stocks. Because stock analysts are less likely to follow small companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.
Risk Fixed Income Securities [Member]
Prospectus [Line Items]
Risk [Text Block]	Fixed income securities risk. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer, willingness of broker-dealers and other market participants to make markets in the applicable securities, and general market liquidity (i.e., market risk). Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. There is a risk that a lack of liquidity or other adverse credit market conditions may hamper the fund’s ability to transact in fixed income securities.
Risk High Yield Securities [Member]
Prospectus [Line Items]
Risk [Text Block]	High-yield securities risk. Exposure to high-yield (lower rated) debt instruments (also known as “junk bonds”) may involve greater levels of credit, prepayment, liquidity and valuation risk than for higher rated instruments. High-yield debt instruments may be more sensitive to economic changes, political changes, or adverse developments specific to a company than other fixed income instruments. High-yield debt instruments are considered speculative with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. If the issuer of a high-yield security is in default with respect to interest or principal payments, the issuer’s security could lose its entire value. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities. Investments in high-yield debt securities could increase liquidity risk for the fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility, which is generally associated more with investments in stocks.
Risk REIT [Member]
Prospectus [Line Items]
Risk [Text Block]	REIT risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate, and may qualify for special tax treatment. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.
Risk Liquidity [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. This risk can be ongoing for any security that does not trade actively or in large volumes, for any security that trades primarily on smaller markets, and for investments that typically trade only among a limited number of large investors (such as restricted securities). In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk. This may affect only certain securities or an overall securities market.Although the fund primarily seeks to redeem shares of the fund on an in-kind basis, if the fund is forced to sell underlying investments at reduced prices or under unfavorable conditions to meet redemption requests or other cash needs, the fund may suffer a loss or recognize a gain that may be distributed to shareholders as a taxable distribution. This may be magnified in circumstances where redemptions from the fund may be higher than normal.
Risk Derivatives [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk. Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Risks associated with derivatives may include the risk that the derivative is not well correlated with the underlying asset, security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation, which risk may be heightened in derivative transactions entered into “over-the-counter” (i.e., not on an exchange or contract market); and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund’s exposure to the market and magnify potential losses.
Risk Futures [Member]
Prospectus [Line Items]
Risk [Text Block]	Futures risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return and the potential loss from futures can exceed the fund’s initial investment in such contracts.
Risk Counterparty [Member]
Prospectus [Line Items]
Risk [Text Block]	Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.
Risk Pricing [Member]
Prospectus [Line Items]
Risk [Text Block]	Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods and the value determined for an investment may be materially different from the value realized upon such investment’s sale.
Risk ETFs [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF investment risk. Because ETFs trade on a securities exchange, their shares may trade at a premium or discount to their net asset value. An ETF is subject to the risks of the assets in which it invests as well as those of the investment strategy it follows. The fund may incur brokerage costs when it buys and sells shares of an ETF and also bears its proportionate share of the ETF’s fees and expenses, which are passed through to ETF shareholders.Fees and expenses incurred by an ETF may include trading costs, operating expenses, licensing fees, trustee fees and marketing expenses. With an index ETF, these costs may contribute to the ETF not fully matching the performance of the index it is designed to track. An actively-managed ETF may have a higher degree of portfolio turnover than a passively managed index ETF and incur higher brokerage costs.
Risk Securities Lending [Member]
Prospectus [Line Items]
Risk [Text Block]	Securities lending risk. Securities lending involves the risk that the fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A delay in the recovery of loaned securities could interfere with the fund’s ability to vote proxies or settle transactions. Delayed settlement may limit the ability of the fund to reinvest the proceeds of a sale of securities or prevent the fund from selling securities at times and prices it considers desirable. The fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities, or a decline in the value of any investments made with cash collateral or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the securities.
Risk Authorized Participant Concentration [Member]
Prospectus [Line Items]
Risk [Text Block]	Authorized Participant concentration risk. The fund may have a limited number of financial institutions that may act as Authorized Participants (“APs”). Only APs who have entered into agreements with the fund’s distributor may engage in creation or redemption transactions directly with the fund (as described in the section of this Prospectus entitled “Buying and Selling Shares”). If those APs exit the business or are unable to process creation and/or redemption orders, (including in situations where APs have limited or diminished access to capital required to post collateral) and no other AP is able to step forward to create and redeem in either of these cases, shares may trade at a discount to NAV like closed-end fund shares and may even face delisting (that is, investors would no longer be able to trade shares in the secondary market).
Risk Geographic Focus [Member]
Prospectus [Line Items]
Risk [Text Block]	Geographic focus risk. Focusing investments in a single country or few countries, or regions, involves increased political, regulatory and other risks. Market swings in such a targeted country, countries or regions are likely to have a greater effect on fund performance than they would in a more geographically diversified fund.
Risk Market Price [Member]
Prospectus [Line Items]
Risk [Text Block]	Market price risk. Fund shares are listed for trading on an exchange and are bought and sold in the secondary market at market prices. The market prices of shares will fluctuate, in some cases materially, in response to changes in the NAV and supply and demand for shares. As a result, the trading prices of shares may deviate significantly from the NAV during periods of market volatility. The Advisor cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units (defined below), the Advisor believes that large discounts or premiums to the NAV of shares should not be sustained in the long-term. If market makers exit the business or are unable to continue making markets in fund shares, shares may trade at a discount to NAV like closed-end fund shares and may even face delisting (that is, investors would no longer be able to trade shares in the secondary market). Further, while the creation/redemption feature is designed to make it likely that shares normally will trade close to the value of the fund’s holdings, disruptions to creations and redemptions, including disruptions at market makers, APs or other market participants, or during periods of significant market volatility, may result in market prices that differ significantly from the value of the fund’s holdings. Although market makers will generally take advantage of differences between the NAV and the market price of fund shares through arbitrage opportunities, there is no guarantee that they will do so. In addition, the securities held by the fund may be traded in markets that close at a different time than the exchange on which the fund’s shares trade. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads and the resulting premium or discount to the shares’ NAV is likely to widen. If the markets for the fund’s portfolio securities experience decreased liquidity, the trading markets for the fund’s shares may also become less liquid with corresponding widening in the bid-ask spreads and differences between the market price and NAV of the fund’s shares. Further, secondary markets may be subject to irregular trading activity, wide bid-ask spreads and extended trade settlement periods, which could cause a material decline in the fund’s market price. The fund’s investment results are measured based upon the daily NAV of the fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those APs creating and redeeming shares directly with the fund at NAV.
Risk Operational And Technology [Member]
Prospectus [Line Items]
Risk [Text Block]	Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund’s service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund’s net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund’s operations.While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund’s service providers could impact the ability to conduct the fund’s operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.
Risk Active Trading [Member]
Prospectus [Line Items]
Risk [Text Block]	Active trading risk. Active securities trading could raise transaction costs and could result in increased taxable distributions to shareholders and distributions that would be taxable to shareholders at higher federal income tax rates (e.g., short-term capital gains).
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There are several risk factors that could hurt the fund’s performance, cause you to lose money or cause the fund’s performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-diversification risk. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.